Note 9 - Income Taxes (Details) - Components of Income Tax (Benefit) Expense - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax (Benefit) Expense [Abstract]
Current Federal Expense	$ 3,162,367	$ 1,335,337	$ 156,642
Deferred Federal Expense	625,436	1,932,950	2,178,222
Federal Income Tax Expense	3,787,803	3,268,287	2,334,864
Federal and State Income Tax Expense	$ 3,787,803	$ 3,268,287	$ 2,334,864